SUPPLEMENT DATED MAY 1, 2008

TO PROSPECTUSES DATED APRIL 30, 2004
FOR KEYPORT ADVISOR VISTA AND KEYPORT VISTA

TO PROSPECTUS DATED DECEMBER 31, 2003
FOR KEYPORT OPTIMA, KEYPORT ADVISOR OPTIMA
AND KEYPORT ADVISOR CHARTER

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

Effective May 1, 2008, the name of AIM Advisors, Inc. is changed to Invesco Aim Advisors, Inc.

In the "Sales of the Certificates" section, “National Association of Securities Dealers, Inc.” is replaced with “Financial Industry Regulatory Authority” and “NASD” is replaced with “FINRA”.

Please retain this supplement with your prospectus for future reference.

Keyport(US) 5/08